Fair value of financial assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Fair value of financial assets and liabilities [Abstract]
Fair value of financial assets and liabilities - Fair value of financial assets and liabilities [Text Block]

Philips Group

Fair value of financial assets and liabilities

in millions of EUR

	carrying amount	estimated fair value1)	Level 1	Level 2	Level 3
December 31, 2023

Financial assets
Carried at fair value:
Debt instruments	226	226			226
Equity instruments	2	2			2
Other financial assets	56	56		34	22
Financial assets carried at FVTP&L	284	284		34	250
Debt instruments	27	27		26
Equity instruments	231	231	14		217
Current financial assets	3	3			3
Receivables - current	32	32			32
Financial assets carried at FVTOCI	293	293	14	26	253
Derivative financial instruments	48	48		48
Financial assets carried at fair value	624	624	14	108	503

Carried at (amortized) cost:
Cash and cash equivalents	1,869
Loans and receivables:
Current loans receivables	-
Other non-current loans and receivables	77
Receivables - current	3,701
Receivables - non-current	193
Financial assets carried at (amortized) cost	5,840
Total financial assets	6,465

Financial liabilities
Carried at fair value:
Contingent consideration	(115)	(115)			(115)
Financial liabilities carried at FVTP&L	(115)	(115)			(115)
Derivative financial instruments	(43)	(43)		(43)
Financial liabilities carried at fair value	(158)	(158)		(43)	(115)

Carried at (amortized) cost:
Accounts payable	(1,917)
Interest accrual	(76)
Debt (Corporate bonds and leases)	(6,969)	(6,798)	(5,724)	(1,074)
Debt (excluding corporate bonds and leases)	(721)
Financial liabilities carried at (amortized) cost	(9,682)
Total financial liabilities	(9,840)
1)For Cash and cash equivalents, Loans and receivables, Accounts payable, interest accrual and Debt (excluding corporate bonds and leases), the carrying amounts approximate fair value because of the nature of these instruments (including maturity and interest conditions) and therefore fair value information is not included in the table above.

Philips Group

Fair value of financial assets and liabilities

in millions of EUR

	carrying amount	estimated fair value1)	Level 1	Level 2	Level 3
December 31, 2022

Financial assets
Carried at fair value:
Debt instruments	232	232			232
Equity instruments	4	4	1		2
Other financial assets	86	86		35	51
Financial assets carried at FVTP&L	322	322	1	35	285
Debt instruments	25	25		25
Equity instruments	259	259	30		229
Current financial assets	9	9			9
Receivables - current	26	26			26
Financial assets carried at FVTOCI	319	319	30	25	264
Derivative financial instruments	127	127		127
Financial assets carried at fair value	768	768	32	187	549

Carried at (amortized) cost:
Cash and cash equivalents	1,172
Loans and receivables:
Current loans receivables	2
Other non-current loans and receivables	54
Receivables - current	4,088
Receivables - non-current	279
Financial assets carried at (amortized) cost	5,596
Total financial assets	6,364

Financial liabilities
Carried at fair value:
Contingent consideration	(113)	(113)			(113)
Financial liabilities carried at FVTP&L	(113)	(113)			(113)
Derivative financial instruments	(211)	(211)		(211)
Financial liabilities carried at fair value	(324)	(324)		(211)	(113)

Carried at (amortized) cost:
Accounts payable	(1,968)
Interest accrual	(71)
Debt (Corporate bonds and leases)	(6,520)	(6,083)	(5,001)	(1,082)
Debt (excluding corporate bonds and leases)	(1,680)
Financial liabilities carried at (amortized) cost	(10,240)
Total financial liabilities	(10,564)
1)For Cash and cash equivalents, Loans and receivables, Accounts payable, interest accrual and Debt (excluding corporate bonds and leases), the carrying amounts approximate fair value because of the nature of these instruments (including maturity and interest conditions) and therefore fair value information is not included in the table above.

Fair value of financial assets and liabilities - Reconciliation of Level 3 fair value measurements [Text Block]

Philips Group

Reconciliation of Level 3 fair value measurements

in millions of EUR

	Financial assets	Financial liabilities
Balance as of January 1, 2023	549	113
Acquisitions		6
Purchase	85
Sales	(56)
Utilizations		(20)
Recognized in profit and loss:
other business income		16
financial income and expenses1)	(43)	1
Recognized in other comprehensive income2)	(40)	(2)
Receivables held to collect and sell	6
Reclassification		1
Balance as of December 31, 2023	503	115
1)Refer to Financial income and expenses for details. 2)Includes translation differences

Philips Group

Reconciliation of Level 3 fair value measurements

in millions of EUR

	Financial assets	Financial liabilities
Balance as of January 1, 2022	523	208
Acquisitions		96
Purchase	131
Sales	(76)
Utilizations		(105)
Recognized in profit and loss:
other business income		(85)
financial income and expenses	7	(8)
Recognized in other comprehensive income1)		8
Receivables held to collect and sell	(41)
Reclassification from associates	5
Balance as of December 31, 2022	549	113
1)Includes translation differences

Fair value of financial assets and liabilities - Financial assets subject to offsetting, enforceable master netting arrangements or similar agreements [Text Block]

Philips Group

Financial assets subject to offsetting, enforceable master netting arrangements or similar agreements

in millions of EUR

	2022	2023
Derivatives
Gross amounts of recognized financial assets	127	48
Gross amounts of recognized financial liabilities offset in the balance sheet
Net amounts of financial assets presented in the balance sheet	127	48

Related amounts not offset in the balance sheet
Financial instruments	(54)	(34)
Net amount	73	13

Fair value of financial assets and liabilities - Financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements [Text Block]

Philips Group

Financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements

in millions of EUR

	2022	2023
Derivatives
Gross amounts of recognized financial liabilities	(211)	(43)
Gross amounts of recognized financial assets offset in the balance sheet
Net amounts of financial liabilities presented in the balance sheet	(211)	(43)

Related amounts not offset in the balance sheet
Financial instruments	54	34
Net amount	(157)	(9)